Common Stock and Warrants (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Common Stock And Warrants Tables
Warrants outstanding and exercisable

A summary of the Company’s warrants outstanding and exercisable as of November 30, 2020 and August 31, 2019 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted Average
Description	November 30,	August 31,	Exercise Price	Date of	Expiration
	2020	2019		Issuance
Series M	246,000	246,000	$ 2.34	December 7, 2015	December 31, 2022
Series N	767,000	767,000	$ 3.38	December 31, 2015	December 31, 2022
Series P	213,500	213,500	$ 3.70	March 25, 2016	December 31, 2022
Series R	468,750	468,750	$ 4.00	June 20, 2016	December 31, 2022
Series S-A	300,000	300,000	$ 2.53	July 24, 2017	December 31, 2022
Series S	821,600	821,600	$ 3.42	September 29, 2017	September 29, 2022
Series T	16,666,667	16,666,667	$ 1.70	November 26, 2018	November 26, 2025
Total	19,483,517	19,483,517

A summary of the Company’s warrants outstanding and exercisable as of August 31, 2020 and 2019 is as follows:

	Shares of Common Stock
	Issuable from Warrants		Weighted
	Outstanding as of August 31,		Average	Date Of
Description	2020	2019	Exercise Price	Issuance	Expiration
Series M	246,000	246,000	$2.34	December 7, 2015	December 31, 2022
Series N	767,000	767,000	$3.38	December 31, 2015	December 31, 2022
Series P	213,500	213,500	$3.70	March 25, 2016	December 31, 2022
Series R	468,750	468,750	$4.00	June 20, 2016	December 31, 2022
Series S-A	300,000	300,000	$2.53	July 24, 2017	December 31, 2022
Series S	821,600	821,600	$3.42	September 29, 2017	September 29, 2022
Series T	16,666,667	16,666,667	$1.70	November 26, 2018	November 26, 2025
Total	19,483,517	19,483,517